SCHEDULE OF NET OPERATING LOSS CARRYFORWARD (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 37,219,515	$ 29,400,000
CHINA
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 30,956,432
Expiration years	2026 - 2036
HONG KONG
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 4,201,429
Expiration years	Indefinite
UNITED STATES
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward	$ 2,061,654
Expiration years	2036-Indefinite